State Street Corporation

One Congress Street

Boston, MA 02114

July 20, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 033-10451, 811-04920
Post Effective Amendment Nos. 135 and 137

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information dated July 15, 2026 for the Wasatch Small/Mid Cap ETF, do not differ from that contained in Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on July 15, 2026 (Accession #0001193125-26-304372).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles